Derivative Instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

4. Derivative Instruments

The Company values its derivative instruments using alternative pricing sources and market observable inputs, and accordingly the Company classifies the valuation techniques that use these inputs as Level 2.

The following table presents the gross fair value of the Company’s derivative instruments not designated as hedging instruments and their locations on the consolidated balance sheets:

	As of December 31, 2024
Derivative asset	Level 1 input	Level 2 input	Level 3 input	Total fair value
Commodity contracts	$-	$294,965	$-	$294,965

	As of December 31, 2023
Derivative asset	Level 1 input	Level 2 input	Level 3 input	Total fair value
Commodity contracts	$-	$28,776	$-	$28,776

The following table summarizes the gross notional values of the Company’s commodity contracts used for risk management purposes that were outstanding as of December 31, 2024 and 2023:

	December 31,		December 31,
Derivative Instruments	Units	2024	Units	2023
Commodity contracts
Long	Metric ton	22,550	Metric ton	16,750
Short	Metric ton	-	Metric ton	-

The following table presents the effect and financial statement location of the Company’s derivative instruments not designated as hedging instruments on the Company’s consolidated statements of income and comprehensive income:

The following are the amounts of realized and unrealized gain during the years ended December 31 2024 and 2023:

	Location	2024	2023

Gain from commodity contracts	Cost of revenue	$1,125,273	$407,098